Long term loan and other non-current liabilities (Schedule of Long-term Loan and Other Long-term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term loan less current maturities of long-term loan	$ 2,535	$ 2,792
Contingent consideration	2,439
Accrued rent	454	364
Accrual for uncertain tax positions	184	124
Long-term loan and long-term liabilities	$ 5,612	$ 3,280